Other Warrants - Additional Information (Detail) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Common stock warrants issued and outstanding	179,149	179,149		177,347	3,588,870
Exercise Price				$ 0.013	$ 0.013
Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Shares			3,750
Exercise Price			$ 10.00